Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	$ 8,361	$ 8,140
Additions	1,112	903
Adjustments to project costs	(7)	(12)
Disposals	(53)	(8)
Transfers	(2)	(6)
Impairment loss	0	(65)	[1]	$ 0
Depreciation	(614)	(633)
Exchange difference	35	42
Property, plant and equipment, closing amount	8,832	8,361		8,140
Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		8,134
Property, plant and equipment, closing amount				8,134
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		6
Property, plant and equipment, closing amount				6
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	13,349	12,589
Property, plant and equipment, closing amount	14,270	13,349		12,589
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(4,988)	(4,455)
Property, plant and equipment, closing amount	(5,438)	(4,988)		(4,455)
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	540	552
Additions	1	0
Adjustments to project costs	(2)	0
Disposals	0	0
Transfers	0	0
Impairment loss		0
Depreciation	(13)	(12)
Exchange difference	0	0
Property, plant and equipment, closing amount	526	540		552
Leasehold interests in land [Member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		552
Property, plant and equipment, closing amount				552
Leasehold interests in land [Member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0
Property, plant and equipment, closing amount				0
Leasehold interests in land [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	675	675
Property, plant and equipment, closing amount	674	675		675
Leasehold interests in land [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(135)	(123)
Property, plant and equipment, closing amount	(148)	(135)		(123)
Land improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	243	243
Additions	0	3
Adjustments to project costs	(7)	0
Disposals	(2)	0
Transfers	2	5
Impairment loss		0
Depreciation	(6)	(9)
Exchange difference	1	1
Property, plant and equipment, closing amount	231	243		243
Land improvements [Member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		243
Property, plant and equipment, closing amount				243
Land improvements [Member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0
Property, plant and equipment, closing amount				0
Land improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	399	389
Property, plant and equipment, closing amount	372	399		389
Land improvements [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(156)	(146)
Property, plant and equipment, closing amount	(141)	(156)		(146)
Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	6,335	6,471
Additions	9	7
Adjustments to project costs	4	0
Disposals	(32)	(1)
Transfers	583	265
Impairment loss		0
Depreciation	(404)	(442)
Exchange difference	30	35
Property, plant and equipment, closing amount	6,525	6,335		6,471
Buildings and building improvements [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		6,465
Property, plant and equipment, closing amount				6,465
Buildings and building improvements [member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		6
Property, plant and equipment, closing amount				6
Buildings and building improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	9,377	9,161
Property, plant and equipment, closing amount	9,890	9,377		9,161
Buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(3,042)	(2,696)
Property, plant and equipment, closing amount	(3,365)	(3,042)		(2,696)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	1	1
Additions	2	1
Adjustments to project costs	0	0
Disposals	0	0
Transfers	0	0
Impairment loss		0
Depreciation	(1)	(1)
Exchange difference	0	0
Property, plant and equipment, closing amount	2	1		1
Leasehold improvements [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		1
Property, plant and equipment, closing amount				1
Leasehold improvements [member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0
Property, plant and equipment, closing amount				0
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	7	7
Property, plant and equipment, closing amount	7	7		7
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(6)	(6)
Property, plant and equipment, closing amount	(5)	(6)		(6)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	36	7
Additions	29	35
Adjustments to project costs	0	0
Disposals	(14)	0
Transfers	0	0
Impairment loss		0
Depreciation	(11)	(6)
Exchange difference	0	0
Property, plant and equipment, closing amount	40	36		7
Vehicles [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		7
Property, plant and equipment, closing amount				7
Vehicles [member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0
Property, plant and equipment, closing amount				0
Vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	63	43
Property, plant and equipment, closing amount	66	63		43
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(27)	(36)
Property, plant and equipment, closing amount	(26)	(27)		(36)
Ferries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	45	122
Additions	0	0
Adjustments to project costs	0	0
Disposals	0	0
Transfers	0	0
Impairment loss		(65)
Depreciation	(5)	(12)
Exchange difference	0	0
Property, plant and equipment, closing amount	40	45		122
Ferries [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		122
Property, plant and equipment, closing amount				122
Ferries [member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0
Property, plant and equipment, closing amount				0
Ferries [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	252	251
Property, plant and equipment, closing amount	252	252		251
Ferries [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(207)	(129)
Property, plant and equipment, closing amount	(212)	(207)		(129)
Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	667	585
Additions	47	89
Adjustments to project costs	(2)	1
Disposals	(3)	(3)
Transfers	156	143
Impairment loss		0
Depreciation	(174)	(151)
Exchange difference	3	3
Property, plant and equipment, closing amount	694	667		585
Furniture, fittings and equipment [Member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		585
Property, plant and equipment, closing amount				585
Furniture, fittings and equipment [Member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0
Property, plant and equipment, closing amount				0
Furniture, fittings and equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	2,082	1,904
Property, plant and equipment, closing amount	2,235	2,082		1,904
Furniture, fittings and equipment [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	(1,415)	(1,319)
Property, plant and equipment, closing amount	(1,541)	(1,415)		(1,319)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	494	159
Additions	1,024	768
Adjustments to project costs	0	(13)
Disposals	(2)	(4)
Transfers	(743)	(419)
Impairment loss		0
Depreciation	0	0
Exchange difference	1	3
Property, plant and equipment, closing amount	774	494		159
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		159
Property, plant and equipment, closing amount				159
Construction-in-progress [member] | IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount		0
Property, plant and equipment, closing amount				0
Construction-in-progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	494	159
Property, plant and equipment, closing amount	774	494		159
Construction-in-progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening amount	0	0
Property, plant and equipment, closing amount	$ 0	$ 0		$ 0

[1]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).